Services payable	12 Months Ended
Dec. 31, 2022
Services Payable
Services payable

23	Services payable

The services account records the balances payable, mainly from services received from third parties, such as supply of electric power, reading of hydrometers and delivery of water and sewage bills, cleaning, surveillance and security services, collection, legal counsel services, audit, marketing and advertising and consulting services, among others. The amounts payable to the municipal governments related to transfers provided for in the concession agreements are also recorded. The balances as of December 31, 2022 and 2021 were R$ 723,242 and R$ 469,027, respectively.